Vessels (Details) (Vessel, USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2014
Vessel
Property, Plant and Equipment [Line Items]
Vessels, beginning balance	$ 262,747
Purchase of vessel	63,030
Transfer from Newbuildings	208,513
Depreciation	(6,392)
Vessels, ending balance	$ 527,898